MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Schedule of Investments

March 31, 2023 (Unaudited)

Mutual Funds (95.7%)	Shares	Value

Vanguard Small Cap Value Index Adm Class	12,038	$ 821,949
Oberweis Micro-Cap	22,597	779,821
Schwab Fundamental US Small Company Index	45,532	664,762
Vanguard Tax-Managed Small Cap Adm Class	8,380	659,448
Congress Small Cap Growth Class I	17,661	635,103
Paradigm Micro-Cap	13,432	621,756
MFS New Discovery Value Class R6	35,000	599,550
Thrivent Small Cap Stock Class S	20,871	577,081
Natixis Vaughan Nelson Small Cap Value Class Y	30,932	537,907
Aegis Value Class I	13,652	473,864
Principle SmallCap Class I	16,975	433,364
Bridgeway Small-Cap Value	11,370	401,913
DFA US Small Cap Value Class I	9,897	387,068
Hood River Small-Cap Growth Class I	7,648	379,891
Virtus KAR Small-Cap Growth Class I	11,000	363,550
Kinetics Small Cap Opportunities No Load	1,667	185,682

Total Mutual Funds (Cost $ 7,361,431)		8,522,709

Short-Term Securities (2.6%)

Fidelity Institutional Money Market Class I (Cost $ 232,123)		232,123

Total Short-Term Securities		232,123

Total Investments in Securities (Cost $ 7,593,554) (99.2%)		8,754,832

Net Other Assets and Liabilities (1.7%)		149,273

Net Assets (100%)		$ 8,904,105

As of March 31, 2023, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$7,361,431
Unrealized appreciation	1,175,596
Unrealized depreciation	14,318
Net unrealized appreciation (depreciation)	1,161,278

MH Elite Portfolio of Funds Trust

March 31, 2023 (Unaudited)

Security Valuation - ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2023:

MH Elite Small Cap Fund of Funds

Description	Level 1 – Quoted prices	Level 2 – Other significant observable inputs	Level 3 – Significant unobservable inputs	Total
Mutual Funds	$ 8,522,709	-	-	$ 8,522,709
Short Term Investments	232,123	-	-	232,123
Total Investments in Securities	$ 8,754,832	-	-	$ 8,754,832

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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